INCOME TAXES - Schedule of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (20,201)	$ (76,676)	$ (242,315)
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	137,918	83,201	(50,983)
Income Tax in Hong Kong and Other Jurisdictions [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (158,119)	$ (159,877)	$ (191,332)